American Century World Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

EMERGING MARKETS FUND

Supplement dated June 7, 2006 * Prospectus dated April 1, 2006

THE FOLLOWING PARAGRAPH IS INSERTED AS THE FOURTH PARAGRAPH UNDER THE HEADING
TITLED, THE FUND MANAGEMENT TEAM, ON PAGE 10:

PATRICIA RIBEIRO

Ms. Ribeiro, Portfolio Manager and Senior Investment Analyst, joined American
Century and the team that manages Emerging Markets in May 2006. From August 2005 to December 2005, she was a managing director at Medley Global Advisors LLC.
From February 2005 to August 2005, she was an independent consultant for Black
Arrow Capital LLC. From April 1998 to November 2001, she was at Citigroup Asset
Management and most recently held the title of managing director. She has a bachelor's degree in accounting from Rutgers University.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50081 0606

American Century World Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

NT EMERGING MARKETS FUND

Supplement dated June 7, 2006 * Prospectus dated May 1, 2006

THE FOLLOWING PARAGRAPH IS INSERTED AS THE FOURTH PARAGRAPH UNDER THE HEADING
TITLED, THE FUND MANAGEMENT TEAM, ON PAGE 9:

PATRICIA RIBEIRO

Ms. Ribeiro, Portfolio Manager and Senior Investment Analyst, joined American
Century in May 2006 and has been a member of the team that manages NT Emerging
Markets since the fund's inception. From August 2005 to December 2005, she was a managing director at Medley Global Advisors LLC. From February 2005 to August
2005, she was an independent consultant for Black Arrow Capital LLC. From April
1998 to November 2001, she was at Citigroup Asset Management and most recently held the title of managing director. She has a bachelor's degree in accounting from Rutgers University.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50133 0606

American Century World Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

EMERGING MARKETS FUND * GLOBAL GROWTH FUND * INTERNATIONAL DISCOVERY FUND
INTERNATIONAL GROWTH FUND * INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL STOCK FUND * INTERNATIONAL VALUE FUND * LIFE SCIENCES FUND
NT EMERGING MARKETS * NT INTERNATIONAL GROWTH * TECHNOLOGY FUND

Supplement dated June 7, 2006 * Statement of Additional Information dated May 1, 2006

THE FOLLOWING TABLE REPLACES THE TABLE TITLED OTHER ACCOUNTS MANAGED (AS OF
NOVEMBER 30, 2005) UNDER THE SECTION TITLED, PORTFOLIO MANAGERS, ON PAGES 41-43:

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2005)
                                                                          OTHER ACCOUNTS
                                   REGISTERED                             (E.G., SEPARATE
                                   INVESTMENT                             ACCOUNTS AND
                                   COMPANIES (E.G.,    OTHER POOLED       CORPORATE
                                   OTHER AMERICAN      INVESTMENT         ACCOUNTS,
                                   CENTURY FUNDS       VEHICLES (E.G.,    INCLUDING
                                   AND AMERICAN        COMMINGLED         INCUBATION
                                   CENTURY -           TRUSTS AND 529     STRATEGIES AND
                                   SUBADVISED          EDUCATION          CORPORATE
                                   FUNDS)              SAVINGS PLANS)     MONEY)
-----------------------------------------------------------------------------------------
Emerging Markets
-----------------------------------------------------------------------------------------
Michael        Number of Other     2                   0                  0
Donnelly       Accounts Managed
               --------------------------------------------------------------------------
               Assets in Other     $2,991,401,232      N/A                N/A
               Accounts Managed
-----------------------------------------------------------------------------------------
Patricia       Number of Other     1                   0                  0
Ribeiro(1)     Accounts Managed
               --------------------------------------------------------------------------
               Assets in Other     $11,621,256         N/A                N/A
               Accounts Managed
-----------------------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------------------
Keith          Number of Other     10                  1                  2
Creveling      Accounts Managed
               --------------------------------------------------------------------------
               Assets in Other     $8,059,222,259      $37,592,687        $191,353,335
               Accounts Managed
-----------------------------------------------------------------------------------------
Helen          Number of Other     0                   0                  1
O'Donnell      Accounts Managed
               --------------------------------------------------------------------------
               Assets in Other     N/A                 N/A                $2,425,505
               Accounts Managed
-----------------------------------------------------------------------------------------
International Discovery
-----------------------------------------------------------------------------------------
Mark           Number of Other     1                   0                  2
Kopinski       Accounts Managed
               --------------------------------------------------------------------------
               Assets in Other     $45,929,172         N/A                $144,967,279
               Accounts Managed
-----------------------------------------------------------------------------------------
Brian          Number of Other     1                   0                  2
Brady          Accounts Managed
               --------------------------------------------------------------------------
               Assets in Other     $45,929,172         N/A                $144,967,279
               Accounts Managed
-----------------------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------------------
Michael        Number of Other     9                   1                  1
Perelstein     Accounts Managed
               --------------------------------------------------------------------------
               Assets in Other     $5,260,859,791      $37,592,687        $188,927,830
               Accounts Managed
-----------------------------------------------------------------------------------------
Keith          Number of Other     10                  1                  2
Creveling      Accounts Managed
               --------------------------------------------------------------------------
               Assets in Other     $5,649,640,156      $37,592,687        $191,353,335
               Accounts Managed
-----------------------------------------------------------------------------------------

(1)  MS. RIBERIO JOINED THE FUND ON MAY 1, 2006. INFORMATION IS PROVIDED AS
     OF MAY 15, 2006.

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2005)
                                                                        OTHER ACCOUNTS
                                   REGISTERED                           (E.G., SEPARATE
                                   INVESTMENT                           ACCOUNTS AND
                                   COMPANIES (E.G.,   OTHER POOLED      CORPORATE
                                   OTHER AMERICAN     INVESTMENT        ACCOUNTS,
                                   CENTURY FUNDS      VEHICLES (E.G.,   INCLUDING
                                   AND AMERICAN       COMMINGLED        INCUBATION
                                   CENTURY -          TRUSTS AND 529    STRATEGIES AND
                                   SUBADVISED         EDUCATION         CORPORATE
                                   FUNDS)             SAVINGS PLANS)    MONEY)
---------------------------------------------------------------------------------------
International Opportunities
---------------------------------------------------------------------------------------
Federico       Number of Other     1                  0                 2
Laffan         Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $214,831,807       N/A               $122,714,730
               Accounts Managed
---------------------------------------------------------------------------------------
Trevor         Number of Other     1                  0                 2
Gurwich        Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $214,831,807       N/A               $122,714,730
               Accounts Managed
---------------------------------------------------------------------------------------
International Stock
---------------------------------------------------------------------------------------
Michael        Number of Other     9                  1                 1
Perelstein     Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $8,038,913,453     $37,592,687       $188,927,830
               Accounts Managed
---------------------------------------------------------------------------------------
Keith          Number of Other     10                 1                 2
Creveling      Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $8,427,693,818     $37,592,687       $191,353,335
               Accounts Managed
---------------------------------------------------------------------------------------
Life Sciences
---------------------------------------------------------------------------------------
Arnold         Number of Other     0                  0                 0
Douville       Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     N/A                N/A               N/A
               Accounts Managed
---------------------------------------------------------------------------------------
Christy        Number of Other     0                  0                 0
Turner         Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     N/A                N/A               N/A
               Accounts Managed
---------------------------------------------------------------------------------------
NT Emerging Markets(1)
---------------------------------------------------------------------------------------
Michael        Number of Other     3                  0                 0
Donnelly       Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $3,708,242,620     N/A               N/A
               Accounts Managed
---------------------------------------------------------------------------------------
Patricia       Number of Other     1                  0                 0
Ribeiro(2)     Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $523,103,793       N/A               N/A
               Accounts Managed
---------------------------------------------------------------------------------------
NT International Growth(1)
---------------------------------------------------------------------------------------
Michael        Number of Other     10                 1                 1
Perelstein     Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $8,533,647,501     $43,694,567       $220,380,601
               Accounts Managed
---------------------------------------------------------------------------------------
Keith          Number of Other     11                 1                 2
Creveling      Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $8,971,679,598     $43,694,567       $223,149,263
               Accounts Managed
---------------------------------------------------------------------------------------
Technology
---------------------------------------------------------------------------------------
Tom            Number of Other     2                  0                 0
Telford        Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $357,876,483       N/A               N/A
               Accounts Managed
---------------------------------------------------------------------------------------

(1)  THE FUND'S INCEPTION DATE WAS MAY 12, 2006. THE FUND'S INFORMATION IS
     PROVIDED AS OF MARCH 31, 2006, AND ASSUMES THE FUND WAS IN OPERATION ON
     THAT DATE.

(2)  MS. RIBERIO JOINED THE FUND ON MAY 1, 2006. INFORMATION IS PROVIDED AS
     OF MAY 15, 2006.

THE FOLLOWING TABLE REPLACES THE TABLE TITLED, OWNERSHIP OF SECURITIES, UNDER
THE SECTION TITLED, PORTFOLIO MANAGERS, ON PAGE 45:

OWNERSHIP OF SECURITIES
                                  AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Emerging Markets
       Michael Donnelly           C
--------------------------------------------------------------------------------
       Patricia Ribeiro(1)        A
--------------------------------------------------------------------------------
Global Growth
       Keith Creveling            C
--------------------------------------------------------------------------------
       Helen O'Donnell            D
--------------------------------------------------------------------------------
International Discovery(2)
       Mark Kopinski              F
--------------------------------------------------------------------------------
       Brian Brady                E
--------------------------------------------------------------------------------
International Growth
       Michael Perelstein         C
--------------------------------------------------------------------------------
       Keith Creveling            C
--------------------------------------------------------------------------------
International Opportunities(3)
       Federico Laffan            A
--------------------------------------------------------------------------------
       Trevor Gurwich             C
--------------------------------------------------------------------------------
International Stock
       Michael Perelstein(4)      A
--------------------------------------------------------------------------------
       Keith Creveling(4)         A
--------------------------------------------------------------------------------
Life Sciences
       Arnold Douville            C
--------------------------------------------------------------------------------
       Christy Turner             C
--------------------------------------------------------------------------------
Technology
       Tom Telford                E
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  MS. RIBEIRO JOINED THE FUND ON MAY 1, 2006. INFORMATION IS PROVIDED AS
     OF MAY 15, 2006.

(2)  TO FURTHER ENCOURAGE ALIGNMENT OF THE PORTFOLIO MANAGERS' INTERESTS
     WITH THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE, PORTFOLIO MANAGERS
     WHO HAVE NOT ALREADY DONE SO ARE PERMITTED TO OPEN AN ACCOUNT EVEN THOUGH
     THE FUND IS CLOSED TO OTHER NEW INVESTORS.

(3)  TO FURTHER ENCOURAGE ALIGNMENT OF THE PORTFOLIO MANAGERS' INTERESTS
     WITH THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE, PORTFOLIO MANAGERS
     ARE PERMITTED TO INVEST IN THE FUND EVEN THOUGH IT IS CLOSED TO ALL OTHER
     INVESTMENTS EXCEPT REINVESTED DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(4)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     A TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD INVESTMENT
     STRATEGY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN EACH SUCH
     FUND.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50082 0606